Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.0001 par value per share, reserved for issuance under the Porch Group, Inc. Employee Stock Purchase Plan
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	12.39
Maximum Aggregate Offering Price	$ 28,497,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,935.44
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Porch Group, Inc. Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's common stock, as applicable. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per unit and aggregate offering price are based on the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on July 27, 2026.